Fixed-asset Impairment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Public Utility, Property, Plant and Equipment [Line Items]
Fixed-asset impairment (Note 14)	$ 0.0	$ 0.0	$ 66.3